Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Intangible Assets
7. Goodwill and Intangible Assets
On April 3, 2017, after receiving all necessary regulatory approvals, the Company completed the acquisition of 100% of the outstanding ordinary shares of Aurigen, for CAD 370 million (or approximately $278 million). The acquisition of Aurigen is consistent with the Company’s diversified strategy and expands its life reinsurance footprint in Canada and the U.S. with limited overlap in market coverage. The Company recorded pre-tax intangible assets related to the life value of business acquired (life VOBA) of $76 million and insurance licenses of $2 million. A bargain purchase gain of less than $1 million was included in Other income in the Consolidated Statement of Operations for the year ended December 31, 2017 representing the excess of fair value of the net assets acquired over the purchase price of $278 million.
The Company’s goodwill related to the acquisitions of PartnerRe SA, Winterthur Re, Paris Re and Presidio and intangible assets related to the acquisitions of Paris Re, Presidio and Aurigen at December 31, 2017 and 2016 were as follows (in thousands of U.S. dollars):

2017	Goodwill	Definite- lived intangible assets	Indefinite- lived intangible asset	Total intangible assets
Balance at January 1	$456,380	$99,742	$7,350	$107,092
Acquired during the year	—	75,583	2,205	77,788
Intangible assets amortization	n/a	(24,646)	n/a	(24,646)
Balance at December 31	$456,380	$150,679	$9,555	$160,234

2016	Goodwill	Definite- lived intangible assets	Indefinite- lived intangible asset	Total intangible assets
Balance at January 1	$456,380	$125,661	$7,350	$133,011
Intangible assets amortization	n/a	(25,919)	n/a	(25,919)
Balance at December 31	$456,380	$99,742	$7,350	$107,092

n/a: Not applicable
The gross carrying value and accumulated amortization of intangible assets included in the Consolidated Balance Sheets at December 31, 2017 and 2016 were as follows (in thousands of U.S. dollars):

	December 31, 2017			December 31, 2016
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Definite-lived intangible assets:
Unpaid losses and loss expenses	$191,196	$168,581	$22,615	$191,196	$157,842	$33,354
Renewal rights	48,163	27,909	20,254	48,163	23,404	24,759
Customer relationships	63,408	29,353	34,055	63,408	21,779	41,629
Life VOBA	75,583	1,828	73,755	—	—	—
Total definite-lived intangible assets	$378,350	$227,671	$150,679	$302,767	$203,025	$99,742
Indefinite-lived intangible asset:
Insurance licenses	9,555	n/a	9,555	7,350	n/a	7,350
Total intangible assets	$387,905	$227,671	$160,234	$310,117	$203,025	$107,092

n/a: Not applicable
Definite-lived intangible assets are amortized over a period of 11 years for unpaid losses and loss expenses, 13 years for renewal rights and customer relationships, and 100 years for life VOBA.
The allocation of the goodwill to the Company’s segments at December 31, 2017 and 2016 was as follows (in thousands of U.S. dollars):

Amount
P&C segment	$241,530
Specialty segment	196,047
Life and Health segment	18,803
Total	$456,380

The estimated amortization expense for each of the five succeeding fiscal years related to the Company’s definite-lived intangible assets was as follows (in thousands of U.S. dollars):

Year	Amount
2018	$23,351
2019	19,946
2020	12,395
2021	8,406
2022	8,499
Total	$72,597